Information about financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 24,857,000	$ 28,701,000	$ 25,048,000
Financial liabilities, at fair value	(67,729,000)	(58,168,000)	(42,820,000)
Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	335,000	337,000	353,000
Level 1 | Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0	0	0
Level 2 | Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	335,000	337,000	353,000
Level 3 | Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0	$ 0	0
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value	46,000		72,000
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value			0
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value	$ 46,000		72,000
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value			$ 0